Segment Information - Revenues and Intersegment Revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue	$ 627	$ 658	$ 1,239	$ 1,339	$ 2,879	$ 2,778	$ 2,714
Operating Segments | ASC
Segment Reporting Information [Line Items]
Revenue	444	489	840	971
Operating Segments | IMS
Segment Reporting Information [Line Items]
Revenue	187	174	405	375	959	834	917
Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue	(4)	(4)	(6)	(7)	(20)	(14)	(13)
Corporate & Eliminations | ASC
Segment Reporting Information [Line Items]
Revenue	3	4	5	7
Corporate & Eliminations | IMS
Segment Reporting Information [Line Items]
Revenue	$ 1	$ 0	$ 1	$ 0	$ 1	$ 1	$ 1